Business combination	12 Months Ended
Dec. 31, 2021
Business Combination [Abstract]
Business combination
24.	Business combination
Acquisition of Carta:
On January 25, 2021, Mogo completed the acquisition of all of the issued and outstanding securities of Carta in exchange for 10,000,000 Common Shares with a fair value of $54,800 based on Mogo’s closing share price at the acquisition date.
Acquisition-related costs of $379 not directly attributable to the issuance of the Common Shares are included in other non-operating
(income) expenses in the consolidated statement of operations and comprehensive loss and in operating cash flows in the consolidated statement of cash flows.
The acquisition is expected to significantly expand Mogo’s total addressable market by entering the global payments market, increase revenue scale and accelerate the growth of its high-margin subscription and transaction-based revenue, and strengthen the Company’s digital wallet capabilities which includes the development of a peer-to-peer
payment solution.
In the period January 25, 2021, to December 31, 2021, the operations of Carta contributed revenue of $7,970 and net loss of ($1,470). If the acquisition had occurred on January 1, 2021, management estimates that proforma revenue would have been $8,438 and proforma net loss from the operations of Carta would have been ($1,889) for the year ended December 31, 2021. In determining these amounts, management has assumed the fair value adjustments, determined, that arose on the date of business combination would have been the same if the acquisition had occurred on January 1, 2021.

The following tables summarizes the fair value of consideration transferred, and its allocation to estimated fair values assigned to each major class of assets acquired and liabilities assumed at the January 25, 2021 acquisition date.

January 25, 2021

Assets acquired:
Cash and cash equivalent	2,101
Prepaids, and other receivables and assets	1,693
Property and equipment	270
Right-of-use assets	316
Intangible assets - technology assets	12,900
I ntangible assets - customer relationships	4,800
Intangible assets - software licenses	628
Intangible assets - brand	1,000
Goodwill	35,893

59,601

Liabilities assumed:
Accounts payable, accruals & other	4,485
Lease liabilities	316

4,801

Net assets acquired at fair value	54,800

Share consideration	54,800

The previously disclosed provisional allocation of consideration to estimated fair values has been updated based on fair valuations on the intangible assets acquired as of the date of acquisition. This resulted in a decrease of $3,600 to intangible assets previously disclosed at $22,928 and an increase of $3,600 in goodwill.
Acquisition of Moka:
On May 4, 2021, Mogo completed the acquisition of all of the issued and outstanding securities of Moka, a sa
vings
 and investing app. Mogo has acquired all of the issued and outstanding shares of Moka in exchange for the issuance of 4,633,648 Common Shares with a fair value of $46,600 based on Mogo’s closing share price at the acquisition date, and cash consideration of $4,508 pursuant to the terms of a share exchange agreement among Mogo, Moka and all of the shareholders of Moka. In connection with the acquisition of Moka, the Company also exchanged equity-settled share-based payments awards held by the employees of Moka for 366,343 equity-settled share-based payments awards of the Company.
Acquisition-related costs of $536 not directly attributable to the issuance of the Common Shares are included in other non-operating
(income) expenses in the consolidated statement of operations and comprehensive loss and in operating cash flows in the consolidated statement of cash flows.

In the period May 4, 2021 to December 31, 2021, the operations of Moka contributed revenue of $5,977 and net loss of ($2,519). If the acquisition had occurred on January 1, 2021, management estimates that proforma revenue would have been $8,885 and proforma net loss from the operations of Moka would have been ($6,283) for the year ended December 31, 2021. In determining these amounts, management has assumed the fair value adjustments, determined, that arose on the date of business combination would have been the same if the acquisition had occurred on January 1, 2021.
The acquisition is expected to bring differentiated saving and investing products to broaden Mogo’s wealth offering and accelerate the growth of its high-margin subscription and transaction-based revenue.
The following tables summarizes the fair value of consideration transferred, and its allocation to estimated fair values assigned to each major class of assets acquired and liabilities assumed at the May 4, 2021 acquisition date.

May 4, 2021

Assets acquired:
Cash and cash equivalent	4,377
Prepaids, and other receivables and assets	2,455
Property and equipment	59
Intangible assets - technology assets	8,100
Intangible assets - customer relationships	4,100
Intangible assets - regulatory licenses	6,500
Goodwill	33,517

59,108

Liabilities assumed:
Accounts payable, accruals & other	5,293
Deferred tax liabilities	2,100

7,393

Net assets acquired at fair value	51,715

Share consideration	47,207
Cash consideration	4,508

Total consideration transferred	51,715

The previously disclosed provisional allocation of consideration to estimated fair values has been updated based on fair valuations on the intangible assets acquired as of the date of acquisition. This resulted in a decrease of $4,500 to intangible assets previously disclosed at $23,200 and an increase of $6,687 in goodwill and $2,100 in deferred tax liabilities.
Cash and cash equivalents included $2,756 of cash held in trust for funds under management.

Acquisition of Fortification:
On September 1, 2021, Mogo completed the acquisition of all of the issued and outstanding securities of Fortification, a Canadian registered investment dealer, in exchange for 75,000 Common Shares and cash of $1,144. Subsequent to the acquisition, Fortification was renamed to MogoTrade Inc.
The acquisition allows Mogo to acquire the necessary licenses, registration and technology to accelerate the development of the Company’s planned commission free stock trading solution and continue to strengthen the Company’s digital wallet capabilities.
The following tables summarizes the fair value of consideration transferred, and its allocation to estimated fair values assigned to each major class of assets acquired and liabilities assumed at the September 1, 2021 acquisition date.

September 1, 2021

Assets acquired:
Cash and cash equivalent	13
Prepaids, and other receivables and assets	628
Intangible assets - regulatory licenses	300
Goodwill	702

1,643

Liabilities assumed:
Accounts payable, accruals & other	23
Deferred tax liabilities	80

103

Net assets acquired at fair value	1,540

Share consideration	396
Cash consideration	1,144

Total consideration transferred	1,540

The previously disclosed provisional allocation of consideration to estimated fair values has been updated based on fair valuations on the intangible assets acquired as of the date of acquisition. This resulted in a decrease of $400 to intangible assets previously disclosed at $700 and an increase of $480 in goodwill and $80 in deferred tax liabilities.